Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings (Loss) Per Share [Abstract]
Schedule of Basic and Diluted Earning Per Share

Basic and diluted earnings (loss) per share for each of the years presented is calculated as follows:

	Year Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Numerator:
Net (loss) income used in calculating earnings per share-basic and diluted	(425,153,181)	269,316,308	110,002,230	15,070,246
Denominator:
Weighted average number of Class A ordinary shares outstanding used in calculating basic and diluted earnings per share	68,201,056	67,321,003	66,776,243	66,776,243
Weighted average number of Class B ordinary shares outstanding used in calculating basic and diluted earnings per share	34,762,909	34,762,909	34,762,909	34,762,909
Allocation of undistributed (loss) earnings — basic and diluted:
To Class A Shares	(281,612,076)	177,605,302	72,341,905	9,910,802
To Class B Shares	(143,541,105)	91,711,006	37,660,325	5,159,444
Basic and diluted (loss) earnings per share:
To Class A Shares	(4.13)	2.64	1.08	0.15
To Class B Shares	(4.13)	2.64	1.08	0.15